UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21748

Bread & Butter Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

3633 Hill Rd. 3rd Floor

Parsippany, NJ 07054

(Address of Principal Executive Offices)(Zip Code)

James B. Potkul

Potkul Capital Management LLC

3633 Hill Rd. 3rd Floor

Parsippany, NJ 07054

 (Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:  (973) 331-1000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Bread & Butter Fund
	Schedule of Investments
	March 31, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 89.95%

Consumer Products - 5.89%
1,000	Philip Morris International, Inc.	92,710

Diversified Holding Cos. - 18.16%
1,050	Berkshire Hathaway, Inc. Class-B *	109,410
4,000	Loews Corp.	176,280
		285,690
Gold & Silver Ores - 11.20%
2,000	Barrick Gold Corp.	58,800
2,000	Coeur d'Alene Mines Corp. *	37,720
500	Goldcorp, Inc.	16,815
1,500	Newmont Mining Corp.	62,835
		176,170
Healthcare-Pharmaceutical - 8.89%
400	Johnson & Johnson	32,612
2,000	Pfizer, Inc.	57,720
1,250	Teva Pharmaceutical Industries Ltd.	49,600
		139,932
Insurance - 6.24%
1,500	American International Group, Inc. *	58,230
4,000	Genworth Financial, Inc. *	40,000
		98,230
Meat Packing Plants - 5.63%
1,000	Smithfield Foods, Inc. *	26,480
2,500	Tyson Foods, Inc.	62,050
		88,530
Motor Vehicles & Passenger Car Bodies - 4.50%
1,000	General Motors Company *	27,820
1,000	General Motors Series B Preferred	42,940
		70,760
Oil & Gas Exploration/Production - 3.51%
6,000	Pengrowth Energy Corp.	30,600
1,000	Statoil ASA ADR (Norway)	24,620
		55,220
Oil & Gas Field Services - 6.76%
500	Ensco Plc. ADR Class-A (United Kingdom)	30,000
2,000	Noble Corp. (Switzerland)	76,300
		106,300
Perfumes, Cosmetics & Other Toilet Preparations - 1.98%
1,500	Avon Products, Inc.	31,095

Real Estate - 2.49%
1,000	Consolidated Tomoka Land Co.	39,250

Retail - 2.85%
600	Walmart Stores, Inc.	44,898

Semiconductors & Related Devices - 4.23%
2,000	Chipmos Technologies Ltd.	26,640
4,000	Micron Technology, Inc. *	39,900
		66,540
Services-Computer Integrated Systems - 5.98%
4,000	Yahoo, Inc. *	94,116

Telecommunications - 1.63%
1,240	Vivendi SA ADR (France) *	25,619

TOTAL FOR COMMON STOCKS (Cost $1,053,054) - 89.95%		$ 1,415,060

CLOSED-END TRUST - 1.89%
500	Central Gold Trust (Canada) *	29,715

TOTAL FOR CLOSED-END TRUST (Cost $23,140) - 1.89%		$ 29,715

PREFERRED STOCKS - 3.04%
2,000	Commonwealth REIT 6.50% Class-D	47,860

TOTAL FOR PREFERRED STOCKS (Cost $16,409) - 3.04%		$ 47,860

SHORT TERM INVESTMENTS - 5.18%
81,512	Huntington Conservative Deposit Account 0.08% ** (Cost $81512)	81,512

TOTAL FOR SHORT TERM INVESTMENTS (Cost $81512) - 5.18%		$ 81,512

TOTAL INVESTMENTS (Cost $1,092,603) - 100.06%		$ 1,574,147

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.06%)		(913)

NET ASSETS - 100.00%		$ 1,573,234

* Non-income producing security during the period
**Variable rate security: the coupon rate shown represents the yield at March 31, 2013
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Bread & Butter Fund
1. SECURITY TRANSACTIONS

At March 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,092,603 amounted to $400,032, which consisted of aggregate gross unrealized appreciation of $424,611, and aggregate gross unrealized depreciation of $24,579.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.   Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price, except for short positions, for which the last quoted asked price is used. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Directors.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

3. FOREIGN CURRENCY

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,415,060	$0	$0	$1,415,060
Closed-End Trust	$29,715	$0	$0	$29,715
Preferred Stock	$47,860	$0	$0	$47,860
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$ 81,512	$0	$0	$81,512
Total	$1,574,147	$0	$0	$1,574,147

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bread & Butter Fund, Inc.

By /s/James B. Potkul

     James B. Potkul

     President/Principal Financial Officer

Date May 9, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ James B. Potkul

     James B. Potkul

     President/Principal Financial Officer

Date May 9, 2013